Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expense and other current liabilities included the following:

	December 31,
	2016	2015
Accrued compensation, benefits and related taxes	$2,432,093	$1,377,270
Financed insurance premiums	3,293,859	3,194,564
State and local taxes payable	319,597	790,302
Insurance reserves	971,351	739,775
Other	1,529,298	1,948,073
Total	$8,546,198	$8,049,984

Financed insurance premiums are due in monthly installments, bear interest at rates ranging from 1.79% to 5.00%, are unsecured, and mature within the twelve month period following the close of the year.